T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
May 31, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 90.7% (1)
Aerospace & Defense 1.1%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.703%, 4/6/26  148 143
Peraton , FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/1/28  140 140
Peraton , FRN, 1M USD LIBOR +
7.75%, 8.75%, 2/1/29  50 51
334
Airlines 3.8%
American Airlines, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 4/20/28  210 216
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 1.84%, 6/27/25  30 28
American Airlines, FRN, 3M USD
LIBOR + 2.00%, 2.101%, 12/15/23  94 91
JetBlue Airways, FRN, 1M USD LIBOR
+ 5.25%, 6/17/24 (2) 60 61
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  405 432
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 4.75%, 10/20/27  85 89
United Airlines, FRN, 1M USD LIBOR +
3.75%, 4.50%, 4/21/28  235 237
1,154
Automotive 2.8%
Adient U.S., FRN, 1M USD LIBOR +
3.50%, 3.593%, 4/10/28  45 45
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 5.00%, 4/6/28  45 45
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 3.343%, 4/30/26  119 119
Fastlane Parent, FRN, 1M USD LIBOR
+ 4.50%, 4.593%, 2/4/26  60 59
LS Group OpCo Acquistion , FRN, 1M
USD LIBOR + 3.50%, 4.25%, 11/2/27  65 65
Mavis Tire Express Services TopCo ,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/28 (2) 259 260
Navistar, FRN, 3M USD LIBOR +
3.50%, 3.662%, 11/6/24  33 33
Tenneco, FRN, 3M USD LIBOR +
3.00%, 3.093%, 10/1/25  69 68
TI Group Automotive Systems, FRN,
1M USD LIBOR + 3.25%, 3.75%,
12/16/26 (3) 39 39
Truck Hero, FRN, 1M USD LIBOR +
3.75%, 4.50%, 1/31/28  50 50
Wheel Pros, FRN, 1M USD LIBOR +
4.50%, 5.25%, 5/11/28  65 65
848
Broadcasting 3.1%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 3.686%,
8/21/26  173 167
Diamond Sports Group, FRN, 1M USD
LIBOR + 3.25%, 3.35%, 8/24/26  85 61
EW Scripps, FRN, 1M USD LIBOR +
3.00%, 3.75%, 1/7/28  79 79
Par/Shares $ Value
(Amounts in 000s)
iHeartCommunications , FRN, 1M USD
LIBOR + 4.00%, 4.75%, 5/1/26  90 90
NEP Group, FRN, 3M USD LIBOR +
3.25%, 3.343%, 10/20/25  89 87
NEP Group, FRN, 3M USD LIBOR +
7.00%, 7.093%, 10/19/26  60 57
Terrier Media Buyer, FRN, 1M USD
LIBOR + 3.50%, 3.593%, 12/17/26  124 123
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 5/6/28 (2) 170 169
Univision Communications, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 3/15/26  60 60
Univision Communications, FRN, 3M
USD LIBOR + 2.75%, 3.75%, 3/15/24  74 73
966
Building Products 1.0%
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.75%, 4.25%, 11/23/27  110 110
LEB Holdings USA, FRN, 1M USD
LIBOR + 4.00%, 4.093%, 11/2/27  55 55
Park River Holdings, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 12/28/27  60 59
SRS Distribution, FRN, 1M USD LIBOR
+ 3.75%, 5/20/28 (2) 75 75
299
Cable Operators 0.8%
Cablevision Lightpath , FRN, 1M USD
LIBOR + 3.25%, 3.75%, 11/30/27  65 65
Eagle Broadband Investments, FRN,
1M USD LIBOR + 3.00%, 3.75%,
11/12/27  80 80
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 9/25/26  89 89
234
Chemicals 2.0%
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 4.00%, 4.75%, 11/24/27  70 70
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 7.75%, 8.50%, 11/24/28  70 70
ASP Chromaflo Intermediate Holdings,
FRN, 3M USD LIBOR + 3.50%, 4.50%,
11/20/23  31 31
ASP Unifrax Holdings, FRN, 3M USD
LIBOR + 3.75%, 3.953%, 12/12/25  65 63
Encapsys , FRN, 1M USD LIBOR +
3.25%, 4.25%, 11/7/24  130 130
Herens U.S. Holdco, FRN, 1M USD
LIBOR + 4.00%, 4/30/28 (2) 60 60
New Arclin U.S. Holding, FRN, 1M USD
LIBOR + 4.00%, 5.00%, 2/28/26 (3) 30 30
Solenis Holdings, FRN, 3M USD
LIBOR + 4.00%, 4.135%, 6/26/25  64 64
Solenis International, FRN, 3M USD
LIBOR + 8.50%, 8.635%, 6/26/26  70 70
Sparta U.S. HoldCo , FRN, 1M USD
LIBOR + 3.50%, 4/30/28 (2) 40 40
628
Consumer Products 2.7%
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 9/27/24  73 73

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 5.25%, 6.25%, 9/27/24  40 40
Amer Sports Holding, FRN, 3M
EURIBOR + 4.50%, 4.50%, 3/30/26
(EUR)  105 127
DEI Sales, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/28/28 (2)(3) 60 59
Kontoor Brands, FRN, 3M USD LIBOR
+ 4.25%, 4.336%, 5/15/26 (3) 11 11
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24  282 283
New Trojan Parent, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 1/6/28  75 75
Ozark Holdings, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/16/27  34 34
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 9.00%, 3/12/26 (3) 30 30
TGP Holdings III, FRN, 3M USD LIBOR
+ 4.00%, 5.00%, 9/25/24  40 40
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 9.50%, 12/30/26 (3) 60 60
832
Container 1.5%
Charter NEX U.S., FRN, 1M USD
LIBOR + 4.25%, 5.00%, 12/1/27 (2) 264 265
Mauser Packaging Solutions Holding,
FRN, 3M USD LIBOR + 3.25%,
3.385%, 4/3/24  58 56
Proampac PG Borrower, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 11/3/25 (2) 125 125
446
Energy 2.7%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  120 118
BCP Raptor II, FRN, 3M USD LIBOR +
4.75%, 4.926%, 11/3/25  163 160
Citgo Holding, FRN, 1M USD LIBOR +
7.00%, 8.00%, 8/1/23 (2) 109 108
CITGO Petroleum, FRN, 1M USD
LIBOR + 6.25%, 7.25%, 3/28/24  40 40
Lucid Energy Group II Borrower, FRN,
3M USD LIBOR + 3.00%, 4.00%,
2/17/25  159 158
Medallion Midland Acquisition, FRN,
3M USD LIBOR + 3.25%, 4.25%,
10/30/24  114 113
Navitas Midstream Midland Basin,
FRN, 3M USD LIBOR + 4.50%, 5.50%,
12/13/24  50 50
Prairie ECI Acquiror , FRN, 3M USD
LIBOR + 4.75%, 4.843%, 3/11/26  86 83
830
Entertainment & Leisure 3.7%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 3/10/28 (3) 70 70
Alterra Mountain, FRN, 1M USD LIBOR
+ 4.50%, 5.50%, 8/1/26  30 30
AMC Entertainment Holdings, FRN, 3M
USD LIBOR + 3.00%, 4/22/26 (2) 60 55
Par/Shares $ Value
(Amounts in 000s)
Aristocrat International, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 10/19/24  45 45
ClubCorp Holdings, FRN, 3M USD
LIBOR + 2.75%, 2.953%, 9/18/24  50 47
Delta 2, FRN, 3M USD LIBOR + 2.50%,
3.50%, 2/1/24  180 179
SeaWorld Parks & Entertainment,
FRN, 3M USD LIBOR + 3.00%, 3.75%,
4/1/24  159 158
UFC Holdings, FRN, 1M USD LIBOR +
3.00%, 3.75%, 4/29/26  468 467
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.85%, 5/18/25  95 92
1,143
Financial 6.7%
Alliant Holdings Intermediate, FRN,
1M USD LIBOR + 3.75%, 4.25%,
11/5/27 (2) 164 164
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 4.00%, 3/11/28 (3) 60 60
Apollo Commercial Real Estate
Finance, FRN, 3M USD LIBOR +
2.75%, 2.843%, 5/15/26 (3) 44 44
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 4.343%, 10/1/25 (2) 95 95
Aretec Group, FRN, 3M USD LIBOR +
8.25%, 8.343%, 10/1/26  25 25
AssuredPartners , FRN, 1M USD LIBOR
+ 4.50%, 5.50%, 2/12/27 (2) 184 184
Deerfield Dakota Holding, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 4/9/27  85 85
Deerfield Dakota Holding, FRN,
1M USD LIBOR + 6.75%, 7.50%,
4/7/28 (3) 40 41
Edelman Financial Center, FRN, 3M
USD LIBOR + 6.75%, 7/20/26 (2) 25 25
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.75%, 4.50%,
4/7/28  85 85
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 4.50%, 2/24/25  29 29
Hightower Holding, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 4/21/28  65 65
HUB International, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 4/25/25  421 421
Hyperion Refinance Sarl , FRN, 1M
USD LIBOR + 3.75%, 4.75%, 11/12/27  85 85
Navacord , FRN, 1M CAD CDOR +
4.25%, 5.00%, 3/16/28 (CAD) (3) 75 62
Navacord , FRN, 1M CAD CDOR +
7.50%, 8.00%, 3/26/29 (CAD) (3) 40 33
Nexus Buyer, FRN, 1M USD LIBOR +
3.75%, 3.843%, 11/9/26  94 94
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.00%, 3.75%, 9/1/27  144 144
Tegra118 Wealth Solutions, FRN, 1M
USD LIBOR + 4.00%, 4.155%, 2/18/27  114 114
USI, FRN, 1M USD LIBOR + 3.25%,
3.453%, 12/2/26  84 84

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Zebra Buyer, FRN, 1M USD LIBOR +
3.25%, 4/22/28 (2) 110 110
2,049
Food 2.3%
Arterra Wines Canada, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 11/24/27  25 25
Atkins Nutritionals Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.75%, 7/7/24  126 126
Bellring Brands, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 10/21/24  75 76
Chobani , FRN, 1M USD LIBOR +
3.50%, 4.50%, 10/25/27 (2) 30 30
City Brewing, FRN, 1M USD LIBOR +
3.50%, 4.25%, 4/5/28  45 45
Froneri U.S., FRN, 1M USD LIBOR +
5.75%, 5.843%, 1/31/28  25 25
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 3/31/28  110 110
Whole Earth Brands, FRN, 1M USD
LIBOR + 4.50%, 5.50%, 2/5/28  55 55
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/21/27  170 170
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/21/28  45 45
707
Gaming 1.7%
Caesars Resort Collection, FRN, 1M
USD LIBOR + 4.50%, 4.593%, 7/21/25  234 235
CCM Merger, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/4/25  55 55
CityCenter Holdings, FRN, 3M USD
LIBOR + 2.25%, 3.00%, 4/18/24  98 97
Enterprise Development Authority,
FRN, 1M USD LIBOR + 4.25%, 5.00%,
2/28/28 (2)(3) 140 140
527
Health Care 14.1%
ADMI, FRN, 1M USD LIBOR + 2.75%,
3.25%, 12/23/27  145 144
Albany Molecular Research, FRN, 1M
USD LIBOR + 3.50%, 4.50%, 8/30/24  55 55
Aldevron , FRN, 1M USD LIBOR +
3.25%, 4.25%, 10/12/26  188 188
athenahealth , FRN, 1M USD LIBOR +
4.25%, 4.41%, 2/11/26  124 125
ATI Holdings Acquisition, FRN, 3M
USD LIBOR + 3.50%, 4.50%, 5/10/23  149 149
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 7/24/26 (2) 50 50
Azalea Topco, FRN, 1M USD LIBOR +
4.00%, 4.75%, 7/24/26  25 25
Bausch Health Americas, FRN,
3M USD LIBOR + 2.75%, 2.843%,
11/27/25  80 79
Bausch Health Americas, FRN, 3M
USD LIBOR + 3.00%, 3.093%, 6/2/25  60 60
CAB SELAS, FRN, 3M EURIBOR +
3.50%, 3.50%, 2/9/28 (EUR)  25 30
Cano Health, FRN, 1M USD LIBOR +
4.75%, 5.324%, 11/23/27  75 75
Par/Shares $ Value
(Amounts in 000s)
Dino Grandparent, FRN, 1M USD
LIBOR + 2.25%, 2.375%, 2/20/23 (3) 55 54
Envision Healthcare, FRN, 3M USD
LIBOR + 3.75%, 3.843%, 10/10/25  54 46
ExamWorks Group, FRN, 3M USD
LIBOR + 3.25%, 4.25%, 7/27/23  49 49
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/1/27  330 330
Heartland Dental, FRN, 3M USD
LIBOR + 3.50%, 3.593%, 4/30/25  94 93
Heartland Dental, FRN, 3M USD
LIBOR + 4.50%, 4.593%, 4/30/25  25 25
Insulet , FRN, 1M USD LIBOR + 3.25%,
3.75%, 5/4/28  65 65
Jazz Financing, FRN, 1M USD LIBOR +
3.50%, 4.00%, 5/5/28  60 60
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 3.843%, 11/16/25  102 102
Loire Finco Luxembourg, FRN, 1M
USD LIBOR + 3.00%, 3.093%, 4/21/27  248 242
Maravai Intermediate Holdings, FRN,
1M USD LIBOR + 4.25%, 5.25%,
10/19/27  151 151
MED ParentCo , FRN, 1M USD LIBOR +
4.25%, 4.343%, 8/31/26  69 69
MED ParentCo , FRN, 1M USD LIBOR +
8.25%, 8.343%, 8/30/27 (2) 120 119
National Mentor Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 3/2/28  90 90
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 8.00%, 3/2/29  40 40
Netsmart , FRN, 1M USD LIBOR +
4.00%, 4.75%, 10/1/27  75 75
One Call, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/22/27  100 101
Option Care Health, FRN, 1M USD
LIBOR + 3.75%, 3.843%, 8/6/26  140 140
Organon & Co., FRN, 1M USD LIBOR +
3.00%, 4/8/28 (2) 95 95
Pacific Dental Services, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 5/5/28  50 50
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 3.843%, 3/31/27  94 94
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/14/25 (2) 289 289
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 6.343%, 2/13/26  10 10
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 3/10/28  50 50
Roar BidCo , FRN, 3M EURIBOR +
3.50%, 4/22/28 (EUR) (2) 45 55
SAM Bidco , FRN, 1M USD LIBOR +
3.50%, 3.703%, 12/13/24 (3) 60 59
Sotera Health Holdings, FRN, 1M USD
LIBOR + 2.75%, 3.25%, 12/11/26  30 30
Southern Veterinary Partners, FRN,
1M USD LIBOR + 7.75%, 8.75%,
10/5/28 (3) 25 25
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 10/1/26  55 55

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Surgery Center Holdings, FRN,
1M USD LIBOR + 3.75%, 4.50%,
8/31/26 (2) 134 134
Team Health Holdings, FRN, 3M USD
LIBOR + 2.75%, 3.75%, 2/6/24  130 125
U.S. Radiology Specialists, FRN, 1M
USD LIBOR + 5.50%, 6.25%, 12/15/27  125 125
U.S. Renal Care, FRN, 3M USD LIBOR
+ 5.00%, 5.125%, 6/26/26  114 114
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 4.093%, 8/27/25  170 170
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 4.093%, 10/22/26  25 25
4,336
Information Technology 11.8%
Applied Systems, FRN, 1M USD LIBOR
+ 3.25%, 3.76%, 9/19/24  136 135
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 6.25%, 9/19/25  148 149
Atlas Purchaser, FRN, 1M USD LIBOR
+ 5.25%, 6.00%, 5/8/28  50 49
Barracuda Networks, FRN, 1M USD
LIBOR + 6.75%, 7.50%, 10/30/28  30 30
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 3.843%, 10/2/25  48 48
CCC Information Services, FRN,
1M USD LIBOR + 3.00%, 4.00%,
4/29/24 (2) 111 111
CommerceHub , FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/29/27 (3) 40 40
CommerceHub , FRN, 1M USD LIBOR
+ 7.00%, 7.75%, 12/29/28 (3) 40 40
Concorde, FRN, 3M EURIBOR +
4.00%, 4.00%, 3/1/28 (EUR)  25 30
Conservice Midco , FRN, 1M USD
LIBOR + 4.25%, 4.453%, 5/13/27  75 75
Cvent , FRN, 3M USD LIBOR + 3.75%,
3.843%, 11/29/24 (2) 110 106
Delta Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/1/27  60 60
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/1/28 (2) 70 71
ECI Macola , FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/9/27  80 80
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 4.00%, 7/30/27 (2) 219 219
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.75%, 7/31/28  120 123
Greeneden U.S. Holdings II, FRN, 1M
USD LIBOR + 4.00%, 4.75%, 12/1/27  100 100
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 7/1/24  25 25
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 7.00%, 7/7/25  158 159
Infinite Bidco , FRN, 1M USD LIBOR +
3.75%, 4.25%, 3/2/28  70 70
Infinite Bidco , FRN, 1M USD LIBOR +
7.00%, 7.50%, 3/2/29  55 55
Knot Worldwide, FRN, 3M USD LIBOR
+ 4.50%, 4.686%, 12/19/25  30 30
Par/Shares $ Value
(Amounts in 000s)
LogMeIn, FRN, 1M USD LIBOR +
4.75%, 4.845%, 8/31/27  110 110
Magnite , FRN, 1M USD LIBOR +
5.00%, 5.75%, 4/1/28  70 70
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 4.75%, 9/13/24  80 80
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 6.343%, 2/23/29  205 207
Mitchell International, FRN, 1M USD
LIBOR + 4.25%, 4.75%, 11/29/24  50 50
Mitchell International, FRN, 3M USD
LIBOR + 3.25%, 11/29/24 (2) 75 74
Mitchell International, FRN, 3M USD
LIBOR + 7.25%, 7.343%, 12/1/25  90 90
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/17/27  50 50
RealPage , FRN, 1M USD LIBOR +
3.25%, 3.75%, 4/24/28  330 330
RealPage , FRN, 3M USD LIBOR +
6.50%, 7.25%, 4/23/29  145 149
Shutterfly , FRN, 1M USD LIBOR +
6.00%, 7.00%, 9/25/26  65 65
Shutterfly , FRN, 1M USD LIBOR +
6.50%, 7.50%, 9/25/26  70 70
Solera, FRN, 3M USD LIBOR + 2.75%,
2.843%, 3/3/23  143 143
Sophia, FRN, 1M USD LIBOR + 3.75%,
4.50%, 10/7/27  135 135
Uber Technologies, FRN, 1M USD
LIBOR + 3.50%, 3.593%, 4/4/25  120 120
Veritas U.S., FRN, 1M USD LIBOR +
5.00%, 6.00%, 9/1/25  85 85
3,633
Lodging 0.6%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 6.00%, 6.75%, 2/2/26  25 25
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 3.843%, 2/2/26  30 29
Awaze, FRN, 3M EURIBOR + 4.50%,
4.25%, 5/9/25 (EUR)  50 61
Awaze, FRN, 3M EURIBOR + 8.00%,
5/9/26 (EUR) (2) 25 30
Four Seasons Hotels, FRN, 3M USD
LIBOR + 2.00%, 2.093%, 11/30/23  37 37
182
Manufacturing 4.0%
Apex Tool Group, FRN, 3M USD
LIBOR + 5.25%, 6.50%, 8/1/24  181 182
CPI Holdco, FRN, 1M USD LIBOR +
4.00%, 4.093%, 11/4/26  298 298
Deliver Buyer, FRN, 3M USD LIBOR +
5.00%, 5.203%, 5/1/24 (3) 70 70
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 3.00%, 4.00%,
7/19/24  10 10
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.50%, 7.25%,
5/6/29 (3) 45 46

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Engineered Machinery Holdings,
FRN, 3M USD LIBOR + 4.25%, 5.25%,
7/19/24  85 85
Engineered Machinery Holdings,
FRN, 3M USD LIBOR + 7.25%, 8.25%,
7/18/25  55 55
Filtration Group, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 3/29/25  50 50
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.843%, 7/24/26  30 30
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 6.843%, 9/6/26  45 45
Pro Mach Group, FRN, 1M USD LIBOR
+ 3.50%, 4.50%, 3/7/25  94 94
Robertshaw U.S. Holding, FRN, 3M
USD LIBOR + 3.50%, 4.50%, 2/28/25  65 62
SRAM, FRN, 1M USD LIBOR + 2.75%,
5/18/28 (2) 50 50
Thermon Holding, FRN, 3M USD
LIBOR + 3.75%, 4.75%, 10/30/24 (3) 30 30
Watlow Electric Manufacturing, FRN,
1M USD LIBOR + 4.00%, 4.50%,
3/2/28  80 80
Welbilt , FRN, 3M USD LIBOR + 2.50%,
2.593%, 10/23/25  55 54
1,241
Metals & Mining 0.1%
TMS International, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 8/14/24 (3) 25 25
25
Other Telecommunications 0.4%
Cologix Holdings, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 5/1/28  65 65
Consolidated Communications, FRN,
1M USD LIBOR + 3.50%, 4.25%,
10/2/27  57 57
122
Real Estate Investment Trust
Securities 0.5%
Claros Mortgage Trust, FRN, 1M USD
LIBOR + 5.00%, 6.00%, 8/9/26 (3) 110 110
KREF Holdings X, FRN, 1M USD
LIBOR + 4.75%, 5.75%, 9/1/27 (3) 30 30
140
Restaurants 1.7%
Flynn Restaurant Group, FRN, 3M USD
LIBOR + 7.00%, 7.093%, 6/29/26 (3) 30 30
Golden Nugget, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 10/4/23  85 84
IRB Holding, FRN, 1M USD LIBOR +
3.25%, 4.25%, 12/15/27  229 229
K-MAC Holdings, FRN, 3M USD LIBOR
+ 6.75%, 6.843%, 3/16/26  70 69
Tacala Investment, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 2/5/27  72 72
Zaxby's Operating, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 12/28/27  30 30
514
Par/Shares $ Value
(Amounts in 000s)
Retail 2.0%
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 11/8/27  145 145
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 7.50%, 11/6/28  80 81
Harbor Freight Tools USA, FRN, 1M
USD LIBOR + 3.00%, 3.75%, 10/19/27  80 80
Mattress Firm, FRN, 1M USD LIBOR +
5.25%, 6.25%, 11/26/27 (3) 78 79
PetSmart, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/11/28  160 160
Rent-A-Center, FRN, 1M USD LIBOR +
4.00%, 4.75%, 2/17/28  40 40
Rising Tide Holdings, FRN, 1M USD
LIBOR + 4.75%, 6/1/28 (2)(3) 45 45
630
Satellites 2.5%
Gogo Intermediate Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 4/30/28  95 95
Intelsat Jackson Holdings, 8.625%,
1/2/24  55 56
Intelsat Jackson Holdings, FRN, 1M
USD LIBOR + 5.50%, 6.50%, 7/13/22  61 61
Intelsat Jackson Holdings, FRN, 1M
USD PRIME + 4.75%, 8.00%, 11/27/23  170 172
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.75%, 3.75%, 11/4/26  282 283
Xplornet Communications, FRN, 1M
USD LIBOR + 4.75%, 4.843%, 6/10/27  94 94
761
Services 11.8%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 5.25%, 6.00%,
10/28/27  145 146
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 5/5/28 (2) 25 25
Ascend Learning, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 7/12/24  80 80
Ascend Learning, FRN, 3M USD
LIBOR + 3.00%, 4.00%, 7/12/24  320 320
CoreLogic , FRN, 1M USD LIBOR +
3.50%, 4/14/28 (2) 150 149
CoreLogic , FRN, 3M USD LIBOR +
0.00%, 4/13/29 (2)(3) 155 156
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 3.75%,
4.313%, 3/18/28  55 55
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
7.50%, 3/30/29  50 50
EG America, FRN, 1M USD LIBOR +
4.25%, 3/31/26 (2) 140 139
EG America, FRN, 3M USD LIBOR +
4.00%, 4.203%, 2/7/25  138 136
EG Finco , FRN, 3M EURIBOR + 7.00%,
4/10/27 (EUR) (2) 80 97
IG Investments Holdings, FRN, 3M
USD LIBOR + 3.50%, 5/23/25 (2) 25 25
Mermaid Bidco , FRN, 1M USD LIBOR
+ 4.25%, 5.00%, 12/22/27  30 30

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Prime Security Services Borrower,
FRN, 1M USD LIBOR + 2.75%, 3.50%,
9/23/26  29 29
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.093%, 5/29/26  25 25
Sabre GLBL, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/17/27  190 190
Skopima Merger Sub, FRN, 1M USD
LIBOR + 4.00%, 4.50%, 4/30/28 (2) 105 104
Staples, FRN, 3M USD LIBOR + 5.00%,
5.176%, 4/16/26 (2) 229 223
TruGreen , FRN, 1M USD LIBOR +
4.00%, 4.75%, 11/2/27  25 25
TruGreen , FRN, 1M USD LIBOR +
8.50%, 9.25%, 11/2/28 (3) 25 25
UKG, FRN, 1M USD LIBOR + 3.25%,
4.00%, 5/4/26  567 568
UKG, FRN, 1M USD LIBOR + 6.75%,
7.50%, 5/3/27  500 512
USIC Holdings, FRN, 1M USD LIBOR +
3.75%, 5/12/28 (2) 90 90
VeriFone Systems, FRN, 3M USD
LIBOR + 4.00%, 4.147%, 8/20/25  63 62
Verisure Holding, FRN, 3M EURIBOR +
3.50%, 3/27/28 (EUR) (2) 55 67
Vertical U.S. Newco , FRN, 1M USD
LIBOR + 4.25%, 4.478%, 7/30/27  214 215
White Cap Buyer, FRN, 1M USD LIBOR
+ 4.00%, 4.50%, 10/19/27  95 95
3,638
Transportation 0.3%
Omnitracs , FRN, 1M USD LIBOR +
4.25%, 4.358%, 3/21/25  30 30
Omnitracs , FRN, 1M USD LIBOR +
8.00%, 8.093%, 9/29/28  75 75
105
Utilities 2.0%
Al Alpine U.S. Bidco , FRN, 1M USD
LIBOR + 3.00%, 3.20%, 10/31/25  2 2
Brookfield WEC Holdings, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 8/1/25  112 112
Eastern Power, FRN, 1M USD LIBOR +
3.75%, 4.75%, 10/2/25  63 57
Exgen Renewables IV, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 12/15/27  40 40
PG&E, FRN, 1M USD LIBOR + 3.00%,
3.50%, 6/23/25  343 339
Pike, FRN, 1M USD LIBOR + 3.00%,
3.10%, 1/21/28  70 70
620
Wireless Communications 3.0%
Asurion , FRN, 1M USD LIBOR +
3.25%, 3.343%, 12/23/26  207 206
Asurion , FRN, 1M USD LIBOR +
3.25%, 3.343%, 7/31/27  190 189
Asurion , FRN, 1M USD LIBOR +
5.25%, 5.343%, 1/31/28  351 354
Par/Shares $ Value
(Amounts in 000s)
CCI Buyer, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/17/27  165 165
914
Total Bank Loans (Cost $27,463) 27,858
CONVERTIBLE PREFERRED STOCKS 1.2%
Energy 0.6%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17,
Cost $179 (4)(5) — 187
187
Health Care 0.2%
Avantor , Series A, 6.25%, 5/15/22  1 59
59
Insurance 0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $35 (5)(6) — 35
35
Utilities 0.3%
American Electric Power, 6.125%,
3/15/22  1 47
American Electric Power, 6.125%,
8/15/23  1 30
77
Total Convertible Preferred Stocks
(Cost $324) 358
CORPORATE BONDS 7.0%
Aerospace & Defense 0.1%
TransDigm , 8.00%, 12/15/25 (7) 20 22
22
Airlines 1.0%
American Airlines, 5.50%, 4/20/26 (7) 95 100
American Airlines, 5.75%, 4/20/29 (7) 20 22
American Airlines, 11.75%, 7/15/25 (7) 115 144
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (7) 35 37
303
Automotive 0.3%
Adient U.S., 9.00%, 4/15/25 (7) 10 11
Tenneco, 7.875%, 1/15/29 (7) 80 89
100
Broadcasting 0.5%
Diamond Sports Group, 5.375%,
8/15/26 (7) 60 45
Townsquare Media, 6.875%, 2/1/26 (7) 25 26
Univision Communications, 9.50%,
5/1/25 (7) 40 44
Urban One, 7.375%, 2/1/28 (7) 30 32
147
Consumer Products 0.4%
Life Time, 5.75%, 1/15/26 (7) 125 129
129

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Energy 0.7%
Comstock Resources, 9.75%, 8/15/26  50 54
NGL Energy Operating, 7.50%,
2/1/26 (7) 93 97
NGL Energy Partners, 7.50%, 11/1/23  38 37
Tallgrass Energy Partners, 7.50%,
10/1/25 (7) 25 27
215
Entertainment & Leisure 0.3%
Carnival, 9.875%, 8/1/27 (7) 35 41
Royal Caribbean Cruises, 9.125%,
6/15/23 (7) 10 11
Royal Caribbean Cruises, 11.50%,
6/1/25 (7) 21 24
Viking Cruises, 13.00%, 5/15/25 (7) 10 12
88
Financial 0.6%
Acrisure , 10.125%, 8/1/26 (7) 30 34
Advisor Group Holdings, 10.75%,
8/1/27 (7) 55 61
Aretec Escrow Issuer, 7.50%,
4/1/29 (7) 45 46
GTCR AP Finance, 8.00%, 5/15/27 (7) 35 37
178
Health Care 0.4%
Becton Dickinson & Company, FRN,
3M USD LIBOR + 1.03%, 1.161%,
6/6/22  45 45
U.S. Renal Care, 10.625%, 7/15/27 (7) 65 68
113
Information Technology 0.9%
Boxer Parent, 9.125%, 3/1/26 (7) 30 32
Photo Holdings Merger Sub, 8.50%,
10/1/26 (7) 96 105
Solera, 10.50%, 3/1/24 (7) 40 41
Veritas U.S., 7.50%, 9/1/25 (7) 100 103
281
Metals & Mining 0.2%
Big River Steel, 6.625%, 1/31/29 (7) 55 60
60
Restaurants 0.1%
Dave & Buster's, 7.625%, 11/1/25 (7) 32 34
34
Satellites 0.1%
Intelsat Jackson Holdings, 9.50%,
9/30/22 (7) 42 49
49
Services 1.4%
Adtalem Global Education, 5.50%,
3/1/28 (7) 120 120
Allied Universal Holdco, 9.75%,
7/15/27 (7) 95 105
Prime Security Services Borrower,
5.75%, 4/15/26 (7) 27 29
Sabre GLBL, 9.25%, 4/15/25 (7) 45 52
Staples, 7.50%, 4/15/26 (7) 75 78
Par/Shares $ Value
(Amounts in 000s)
WASH Multifamily Acquisition, 5.75%,
4/15/26 (7) 40 42
426
Total Corporate Bonds (Cost $2,058) 2,145
SHORT-TERM INVESTMENTS 6.0%
Money Market Funds 6.0%
T. Rowe Price Government Reserve
Fund, 0.02% (8)(9) 1,836 1,836
1,836
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.033%,
11/4/21 (10) 12 12
12
Total Short-Term Investments (Cost
$1,848) 1,848
Total Investments in
Securities 104.9%
(Cost $31,693) $ 32,209
Other Assets Less Liabilities (4.9)% (1,512)
Net Assets 100.0% $ 30,697

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $222 and represents 0.7% of net assets.
(6) Non-income producing
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,009 and represents
6.5% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
(10) At May 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PRIME Prime rate
USD U.S. Dollar

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 * 5 — — —
Barclays Bank, Protection Sold (Relevant Credit: Tesla, B1*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/21 25 — — —
Goldman Sachs, Protection Sold (Relevant Credit: United Airlines Holdings, Ba3*), Receive
5.00% Quarterly, Pay upon credit default, 6/20/21 25 — (1) 1
Total Bilateral Credit Default Swaps, Protection Sold (1) 1
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.187% (3M USD LIBOR) Quarterly, 9/20/21 150 1 — 1
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.187% (3M USD LIBOR) Quarterly, 12/20/21 30 — — —
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.187% (3M USD LIBOR) Quarterly, 12/20/21 60 — — —
Total Bilateral Total Return Swaps — 1
Total Bilateral Swaps (1) 2
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 10 — — —
Total Centrally Cleared Credit Default Swaps, Protection Sold —
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date —
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of May 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 8/20/21 USD 71 EUR 58 $ —
JPMorgan Chase 7/23/21 USD 90 CAD 113 (3)
JPMorgan Chase 8/20/21 USD 41 EUR 34 —
Morgan Stanley 8/20/21 USD 71 EUR 58 (1)
State Street 8/20/21 USD 70 EUR 57 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (4)

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.02% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
05/31/21
T. Rowe Price Government Reserve Fund, 0.02% $ 1,775  ¤  ¤ $ 1,836^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,836.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 2,145 $ — $ 2,145
Bank Loans — 26,315 1,543 27,858
Convertible Preferred Stocks — 358 — 358
Short-Term Investments 1,836 12 — 1,848
Total Securities 1,836 28,830 1,543 32,209
Swaps — 1 — 1
Forward Currency Exchange Contracts — — — —
Total $ 1,836 $ 28,831 $ 1,543 $ 32,210
Liabilities
Swaps* $ — $ — $ — $ —
Forward Currency Exchange Contracts — 4 — 4
Total $ — $ 4 $ — $ 4
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2021, totaled $9,000 for the period ended May 31, 2021. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Beginning
Balance
3/1/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
5/31/21
Investment in Securities
Bank Loans $ 917 $ 9 $ 697 $ (57) $ 345 $ (368) $ 1,543